Income Taxes (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Provision for Income Taxes

Provision for Income Taxes

(Canadian $ in millions)	2018	2017	2016
Consolidated Statement of Income
Current
Provision for income taxes for the current period	1,331	1,254	927
Adjustments in respect of current tax for prior periods	20	18	8
Deferred
Origination and reversal of temporary differences	276	80	183
Effect of changes in tax rates	425	(2)	(2)
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	(92)	(54)	(15)
	1,960	1,296	1,101
Other Comprehensive Income and Shareholders’ Equity
Income tax expense (recovery) related to:
Unrealized gains (losses) on FVOCI securities (1)	(69)	21	64
Reclassification to earnings of (gains) on FVOCI securities (1)	(23)	(36)	(11)
Gains (losses) on derivatives designated as cash flow hedges	(432)	(322)	4
Reclassification to earnings of losses on derivatives designated as cash flow hedges	121	21	6
Hedging of unrealized (gains) losses on translation of net foreign operations	(56)	8	10
Gains (losses) on remeasurement of pension and other employee future benefit plans	111	157	(156)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(6)	(53)	(55)
Share-based compensation	10	(12)	–
Total provision for income taxes	1,616	1,080	963

(1)	Fiscal 2017 and prior years represent available-for-sale securities (Note 3).

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Components of Total Provision for Income Taxes (Canadian $ in millions)	2018	2017	2016
Canada: Current income taxes
Federal	501	470	434
Provincial	299	272	248
	800	742	682
Canada: Deferred income taxes
Federal	(45)	2	(120)
Provincial	(27)	–	(67)
	(72)	2	(187)
Total Canadian	728	744	495
Foreign: Current income taxes	224	281	220
Deferred income taxes	664	55	248
Total foreign	888	336	468
Total provision for income taxes	1,616	1,080	963

Summary of Reconciliation of Effective Tax Rates

Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective income tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)		2018		2017		2016
Combined Canadian federal and provincial income taxes at the statutory tax rate	1,971	26.6%	1,768	26.6%	1,525	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(226)	(3.0)	(409)	(6.2)	(367)	(6.4)
Foreign operations subject to different tax rates	(110)	(1.5)	22	0.3	13	0.3
Change in tax rate for deferred income taxes	425	5.7	(2)	–	(2)	–
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	(92)	(1.2)	(54)	(0.8)	(15)	(0.3)
Income attributable to investments in associates and joint ventures	(39)	(0.5)	(103)	(1.5)	(47)	(0.8)
Adjustments in respect of current tax for prior periods	20	0.3	18	0.2	8	0.1
Other	11	0.1	56	0.9	(14)	(0.3)
Provision for income taxes and effective tax rate	1,960	26.5%	1,296	19.5%	1,101	19.2%

Summary of Components of Deferred Income Tax Balances

Components of Deferred Income Tax Balances

(Canadian $ in millions)
Deferred Income Tax Asset (Liability) (1)	Net asset, November 1, 2017 (2)	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2018
Allowance for credit losses	684	(150)	–	(50)	484
Employee future benefits	416	(111)	(23)	–	282
Deferred compensation benefits	545	(50)	–	(1)	494
Other comprehensive income	50	–	138	7	195
Tax loss carryforwards	1,233	(628)	–	1	606
Tax credits	454	(39)	–	–	415
Premises and equipment	(664)	148	–	1	(515)
Pension benefits	(52)	19	(88)	–	(121)
Goodwill and intangible assets	(261)	60	–	–	(201)
Securities	21	17	–	–	38
Other	180	125	(10)	(9)	286
Total	2,606	(609)	17	(51)	1,963

(Canadian $ in millions)
Deferred Income Tax Asset (Liability) (1)	Net asset, October 31, 2016	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2017
Allowance for credit losses	883	(118)	–	(55)	710
Employee future benefits	424	12	(14)	(6)	416
Deferred compensation benefits	462	102	–	(19)	545
Other comprehensive income	(82)	–	112	(3)	27
Tax loss carryforwards	1,343	(18)	–	(92)	1,233
Tax credits	407	64	–	(17)	454
Premises and equipment	(613)	(83)	–	32	(664)
Pension benefits	89	5	(143)	(3)	(52)
Goodwill and intangible assets	(253)	(23)	–	15	(261)
Securities	12	11	–	(2)	21
Other	187	24	12	(20)	203
Total	2,859	(24)	(33)	(170)	2,632

(1)

Deferred tax assets of $2,037 million and $2,865 million and deferred tax liabilities of $74 million and $233 million as at October 31, 2018 and 2017, respectively, are presented on the balance sheet net by legal jurisdiction.

(2)	Includes IFRS 9 adoption (refer to Note 28)

Certain comparative figures have been reclassified to conform with the current year’s presentation.